FAIR VALUE MEASUREMENTS (Tables)	Oct. 08, 2021
Fair Value Disclosures [Abstract]
Schedule of derivative warrant liabilities

Description	October 8, 2021	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)

Derivative Warrant Liabilities:
Public Warrants	$9,159,750		$—		$—	$9,159,750
Private Placement Warrants	4,779,000		—		—	4,779,000
Derivative Warrant liabilities at October 8, 2021	$13,938,750	$		$		$13,938,750